NVIT Allspring Discovery Fund Expense Example - NVIT Allspring Discovery Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,080
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	$ 1,370